10. Shares Issued for Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Shares Issued For Compensation
Shares Issued for Compensation

Note 13 – Shares Issued for Compensation

In June 2018, the Company entered into agreements with third party consultants. For the three months ended March 31, 2019 services rendered by the consultant amounted to $96,509, payable in 13,445 shares.

In addition, the Company has incurred third party consultant services fees of $36,000 (4,866 shares) for the three months ended March 31, 2019, which the Company will issue common stock as compensation for services rendered. The Company had issued 3,312 shares for these services in March 2019 and will issue the remaining 1,554 shares in June 2019.

Note 10 – Shares Issued for Compensation

The Company entered agreements with third party consultant and issued 262,691 shares for services rendered amounted to $497,377 for the year ended December 31, 2018. In addition, the Company has incurred services fee of $72,000 for the year ended December 31, 2018, which the Company will issue stock as compensation for service rendered.